Financial Instruments - Outstanding Forward Agreements to Purchase Foreign Currency (Detail) - MXN ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Fair Value Asset	$ 1,897,000,000	$ 955,000,000
Forward agreements to purchase foreign currency [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2019	2018
Notional Amount	$ 4,768,000,000	$ 6,882,000,000
Fair Value (Liability)	(66,000,000)	(22,000,000)
Fair Value Asset	$ 109,000,000	$ 190,000,000
Options to purchase foreign currency [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2019	2018
Notional Amount	$ 1,734,000,000	$ 266,000,000
Fair Value (Liability)	(33,000,000)	(5,000,000)
Fair Value Asset	$ 57,000,000	$ 17,000,000